Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
BlackRock Liquid Environmentally Aware Fund
BlackRock Wealth Liquid Environmentally Aware Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statements of Additional Information of the Funds, as supplemented to date
Effective immediately, each Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Principal Investment Strategies of the Fund” and “Fund Overview—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

BlackRock Liquid Environmentally Aware Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
BlackRock Liquid Environmentally Aware Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statements of Additional Information of the Funds, as supplemented to date
Effective immediately, each Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Principal Investment Strategies of the Fund” and “Fund Overview—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

BLACKROCK WEALTH LIQUID ENVIRONMENTALLY AWARE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
BlackRock Wealth Liquid Environmentally Aware Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statements of Additional Information of the Funds, as supplemented to date
Effective immediately, each Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Principal Investment Strategies of the Fund” and “Fund Overview—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.